NET FEE AND COMMISSION INCOME - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
NET FEE AND COMMISSION INCOME (Details) - Narrative [Line Items]
Receivables from contracts with customers	£ 76	£ 76
Transaction price allocated to remaining performance obligations	143	172
Current contract liabilities	13	18
Revenue from performance obligations satisfied or partially satisfied in previous periods	0	0
Services provided after balance sheet date
NET FEE AND COMMISSION INCOME (Details) - Narrative [Line Items]
Receivables from contracts with customers	£ 70	£ 83